UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2016

Date of reporting period:	7/31/2015

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.8%
Alabama — 0.6%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$536,650
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%	10/01/48	500	545,620
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800%	05/01/34	1,000	1,139,200
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250%	11/01/33	1,750	2,010,365

				4,231,835

Arizona — 3.3%
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	7.250%	04/01/40	1,500	1,735,110
Phoenix City Indl. Dev. Auth. Rev., Basis Sch., Rfdg.	5.000%	07/01/45	1,000	989,240
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj.	5.000%	07/01/44	2,250	2,256,322
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	4.000%	09/01/29	3,000	3,097,050
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, ACA	5.250%	10/01/19	3,135	3,224,630
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/32	4,390	4,841,994
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/37	5,585	6,125,349
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250%	12/01/42	1,000	1,081,140

				23,350,835

California — 9.8%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Senior Cmnty., Rfdg.	6.125%	07/01/41	775	873,580
California Cnty. Tob. Secur. Agcy., Rev., Conv., CABS (Converted to Fixed on 12/01/10)	5.250%	06/01/21	3,080	3,083,480
California Cnty. Tob. Secur. Corp., Agcy. Rev., Conv., CABS, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,750	1,682,135
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,770	2,023,128
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	750	884,940
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	500	530,630
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,167,670
California St., Var. Purp., GO	6.000%	04/01/38	3,500	4,078,865
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,784,385
California St. Mun. Fin. Auth. Chrt. Sch. Rev., Partnerships Uplift Cmnty. Proj., Ser. A	5.250%	08/01/42	1,380	1,435,683
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000%	12/01/31	1,000	1,141,160
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	5.750%	10/01/30	750	877,770
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1	6.375%	11/01/34	750	902,430
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., 144A	5.000%	07/01/45	750	766,447
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%	11/01/44	750	759,532
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	5.000%	11/01/40	2,000	2,187,780
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr.	5.250%	12/01/44	1,000	1,056,580

California Statewide Cmntys. Dev. Auth. Rev., Sch. Fac., Aspire Pub. Sch.	6.000%	07/01/30	995	1,059,556
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes	7.250%	11/15/41	500	582,045
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000%	09/01/34	500	545,310
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Ser. A-2, CABS (Converted to Fixed on 12/01/12)	5.300%	06/01/37	5,000	4,072,300
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	4.500%	06/01/27	8,365	7,959,047
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750%	06/01/47	6,515	5,539,118
Inland Valley CA Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000%	09/01/44	1,000	1,084,110
Lincoln CA Pub. Fing., Auth. Rev., Twelve Bridges Sub., Ser. B	6.000%	09/02/27	1,000	1,146,340
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%	11/15/35	2,980	3,324,935
M-S-R Energy Auth. Calif., Ser. A	6.500%	11/01/39	2,060	2,700,804
M-S-R Energy Auth. Calif., Ser. A	7.000%	11/01/34	1,650	2,244,990
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%	11/01/41	1,800	1,907,604
Port of Oakland, Ser. O, AMT, Rfdg.	5.125%	05/01/31	1,000	1,100,050
Riverside Cnty. CA Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%	11/01/45	1,000	1,130,250
Riverside Cnty. CA Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%	10/01/40	2,000	2,338,880
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	7.500%	12/01/41	1,000	1,213,990
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	8.000%	12/01/26	500	649,115
San Francisco City & Cnty. Arpts. Second Ser., Ser. C, AMT, Rfdg.	5.000%	05/01/25	1,000	1,127,020
Santa Margarita CA Wtr. Dist. Spl. Tax Cmty. Facs. Dist., Ser. 2013-1, Village of Sendero	5.625%	09/01/36	675	746,496
South Bayside CA Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000%	09/01/36	500	576,335
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A	4.750%	06/01/23	4,020	3,957,811

				70,242,301

Colorado — 2.9%
Colorado Edl. & Cultural Fac. Auth. Rev., Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000%	12/15/45	1,000	984,580
Colorado Edl. & Cultural Fac. Auth. Rev., Lighthouse Building Corp., Rfdg.	5.000%	11/01/44	885	894,080
Colorado Edl. & Cultural Fac. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj.	5.375%	07/01/44	1,350	1,416,204
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250%	01/01/37	550	561,985
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	5.750%	01/01/37	1,500	1,522,200
Colorado Hlth. Facs. Auth. Rev., Covenant Retirement Cmntys., Rfdg.	5.000%	12/01/35	1,250	1,323,612
Colorado Hlth. Facs. Auth. Rev., Parkview Med. Ctr., Ser. B, Rfdg.	4.000%	09/01/34	1,500	1,494,000
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.125%	05/15/37	1,240	1,301,901
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.250%	05/15/42	2,500	2,627,550
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375%	09/01/26	1,000	1,115,250
Plaza Co. Met. Dist. 1 Rev., Rfdg.	5.000%	12/01/40	1,000	1,005,540
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500%	11/15/38	4,890	6,436,560

				20,683,462

Connecticut — 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,379,150
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	7.750%	01/01/43	1,000	1,042,580
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	7.875%	04/01/39	2,000	2,374,520

				4,796,250

Delaware — 0.2%
Delaware St. Hlth. Fac. Auth. Rev., Nanticoke Mem. Hosp., Ser. A	5.000%	07/01/32	1,375	1,437,081

District of Columbia — 1.4%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000%	06/01/42	3,500	3,643,570
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	400	445,344
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/43	850	978,035
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/48	725	828,878
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000%	10/01/53	2,500	2,591,200
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,500	1,649,625

				10,136,652

Florida — 9.4%
Boggy Creek Impt. Dist. Rev., Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	2,885	2,969,329
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,634,910
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	2,215	2,421,571
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,412,362
Citizens Ppty. Ins. Corp., Sr. Sec’d., High Act, Ser. A-1	6.000%	06/01/16	1,500	1,568,940
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,164,150
Cityplace CDD Spl. Assmt. Rev., Rfdg.	5.000%	05/01/26	1,000	1,121,310
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A, 144A	8.125%	05/15/44	2,000	2,357,180
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	556,300
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,140,790
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750%	06/15/42	2,000	2,121,440
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000%	09/15/40	1,750	1,812,930
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000%	11/15/26	500	517,235
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000%	11/15/36	4,250	4,322,080
Highlands Cmnty. Dev., Spl. Assmt.(a)	5.550%	05/01/36	65	47,596
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(b)	8.000%	08/15/32	1,000	1,275,590
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric	5.650%	05/15/18	1,000	1,115,120
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(c)(d)	5.750%	05/01/36	935	439,450
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., AMT	5.300%	05/01/37	3,000	3,002,400
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875%	05/01/45	1,000	977,350
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg.	3.950%	12/15/21	1,750	1,806,735
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg.	4.200%	12/15/25	1,000	1,012,940

Mid-Bay Bridge Auth. Rev., Ser. C, Rfdg.	5.000%	10/01/40	1,000	1,057,100
Midtown Miami Cmnty. Dev. Dist., Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000%	05/01/37	1,985	2,076,965
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000%	10/01/42	2,000	2,096,140
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750%	10/01/43	1,500	1,705,230
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Group, Rfdg.	5.000%	12/01/31	500	552,545
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A	7.500%	06/01/49	1,000	1,147,340
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. C	6.000%	06/01/21	1,750	1,892,555
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625%	07/01/39	1,000	1,109,180
Seminole Tribe Rev., Spl. Oblig., Ser. A, 144A	5.500%	10/01/24	1,000	1,059,590
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	5.250%	10/01/34	1,250	1,343,925
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250%	04/01/39	1,910	2,171,594
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	6.000%	08/01/45	1,000	1,110,380
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A (Prerefunded 11/15/19)(b)	6.500%	11/15/39	1,500	1,833,285
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev., Phase I, Rfdg.	3.500%	05/01/28	955	938,545
Village Cmnty. Dev. Dist. No. 7. Fla. Spl. Assmt. Rev., Rfdg.	4.000%	05/01/36	2,000	1,976,820
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Phase II, Rfdg.	6.125%	05/01/39	2,275	2,634,359
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.	7.000%	05/01/41	850	1,044,267
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev., Rfdg.	5.500%	05/01/42	2,255	2,577,803
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt. Rev.	5.125%	05/01/43	1,160	1,276,789
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt. Rev.	6.000%	05/01/44	1,000	1,144,550
Village Cmnty. Dev. Dist. No.11. Fla. Spl. Assmt. Rev.	4.500%	05/01/45	1,500	1,504,785

				67,051,455

Georgia — 1.2%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000%	01/01/30	500	541,575
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. -Vogtle Proj., Ser. B	5.500%	01/01/33	1,000	1,078,950
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A	8.750%	06/01/29	2,000	2,464,520
Coffee Cnty. Hosp. Auth. Rev., Coffee Regl. Med. Ctr., Inc., Rfdg.	5.000%	12/01/15	400	398,984
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%	02/01/20	1,000	1,186,930
Marietta Dev. Auth. Rev., Life Univ.	7.000%	06/15/39	1,000	1,048,350
Priv. Colleges & Univs. Auth. Rev., Savannah College of Art & Design Proj.	5.000%	04/01/44	1,500	1,603,200

				8,322,509

Guam — 0.2%
Guam Govt., Ser. A, GO	7.000%	11/15/39	1,000	1,173,480
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/35	500	541,855

				1,715,335

Hawaii — 1.0%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A	5.500%	07/01/40	1,000	1,109,120
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750%	07/01/40	500	562,650
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A	9.000%	11/15/44	1,000	1,257,060

Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500%	07/01/43	2,500	2,854,175
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500%	07/01/39	1,000	1,139,910

				6,922,915

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750%	11/01/37	1,000	1,141,580

Illinois — 5.9%
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C	6.500%	01/01/41	1,000	1,201,440
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C, AMT	5.375%	01/01/39	1,500	1,615,725
Chicago, IL, GO, Ser. 2003 B, Rmkt., Rfdg.	5.000%	01/01/23	750	757,838
Chicago, IL, GO, Ser. 2005 D, Rmkt., Rfdg.	5.500%	01/01/37	1,000	976,600
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,711,515
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/31	2,500	2,501,450
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/36	5,000	4,929,950
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,500	1,712,250
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%	05/01/28	1,500	1,716,330
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	7.750%	08/15/34	1,000	1,211,200
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A (Prerefunded 11/01/18)(b)	7.250%	11/01/38	3,405	4,069,622
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. C (Prerefunded 05/01/19)(b)	6.625%	11/01/39	1,000	1,201,330
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs. (Prerefunded 08/15/19)(b)	7.000%	08/15/44	3,000	3,693,690
Illinois Fin. Auth. Rev., Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	5.000%	05/01/30	5,000	5,072,300
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A	6.000%	08/15/38	1,500	1,656,750
Illinois St., GO	5.000%	08/01/25	1,000	1,052,890
Illinois St., GO	5.000%	05/01/36	2,000	2,022,460
Illinois St., GO	5.000%	02/01/39	1,500	1,507,215
Illinois St., GO	5.000%	05/01/39	1,000	1,004,850
Railsplitter Tob. Settlement Auth. Rev.	6.000%	06/01/28	2,250	2,648,047

				42,263,452

Indiana — 1.7%
Indiana St. Fin. Auth. Rev., 21st Century Chrt. Sch. Proj., Ser. A	6.250%	03/01/43	1,500	1,499,895
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000%	10/01/39	1,000	967,130
Indiana St. Fin. Auth. Rev., Duke Energy Indl., Ser. B	6.000%	08/01/39	1,000	1,155,090
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%	09/01/34	500	545,600
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%	09/01/40	750	800,175
Indiana St. Fin. Auth. Rev., Impt., U.S. Steel Corp., Rfdg.	6.000%	12/01/26	1,135	1,217,662
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	5.750%	01/01/38	1,000	1,133,860
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	5.875%	01/01/24	1,000	1,142,050
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	7.000%	01/01/44	1,500	1,816,455
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	7.750%	09/01/31	1,500	1,796,085

				12,074,002

Iowa — 2.0%
Altoona Urban Renewal Tax Rev., Annual Appr.	6.000%	06/01/43	1,000	1,078,310
Ames IA Hosp., Mary Greely Med. Ctr. Rev.	5.250%	06/15/36	1,000	1,076,330
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.000%	12/01/19	850	898,008

Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.250%	12/01/25	4,600	4,998,038
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.500%	12/01/22	5,600	5,925,136
Iowa St. Higher. Edu. Ln. Auth. Rev., Wartburg Clg. Proj., Rfdg.	2.500%	10/01/20	500	490,810

				14,466,632

Kansas — 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%	11/15/38	1,000	1,140,540

Kentucky — 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%	06/01/40	3,500	3,988,740
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	566,175
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625%	09/01/39	500	544,455

				5,099,370

Louisiana — 1.8%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Westlake Chem. Corp., Ser. A-2	6.500%	11/01/35	1,000	1,190,190
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Woman’s Hosp. Fndtn., Ser. A	6.000%	10/01/44	2,000	2,300,600
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries Hosp. (Prerefunded 07/01/19)(b)	6.750%	07/01/39	2,000	2,414,040
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000%	05/15/47	1,000	1,061,390
Louisiana St. Citizens Ppty. Ins., Assmt. Rev., Ser. C-2 Rmkt., AGC	6.750%	06/01/26	2,000	2,297,340
New Orleans Sewerage Serv. Rev., Rfdg.	5.000%	06/01/44	1,000	1,088,500
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%	12/01/40	2,500	2,714,175

				13,066,235

Maine — 0.3%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500%	07/01/32	2,000	2,399,280

Maryland — 2.0%
Anne Arundel Cnty. Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	6.250%	07/01/40	2,000	2,118,920
Frederick Cnty. Spl. Oblig., Rev., Jefferson Tech. Park, Ser. B	7.125%	07/01/43	2,000	2,242,860
Frederick Cnty. Spl. Oblig., Rev., Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500%	07/01/40	4,705	4,770,023
Howard Cnty. Spl. Oblig., Annapolis Junction Twn. Ctr. Proj., Tax Alloc.	6.100%	02/15/44	1,420	1,511,207
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200%	09/01/22	1,000	1,161,770
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg.	6.250%	01/01/41	1,500	1,663,620
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%	07/01/41	600	691,980

				14,160,380

Massachusetts — 0.9%
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. A-1	6.250%	11/15/46	709	673,596

Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. A-2	5.500%		11/15/46	38	32,054
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. B	12.840	%(e)	11/15/56	187	1,099
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250%		01/01/32	2,000	2,400,920
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%		07/01/32	3,000	3,156,480

					6,264,149

Michigan — 3.1%
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A	6.250%		07/01/40	3,000	3,006,270
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser C-1	5.000%		07/01/44	1,000	1,036,010
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%		10/15/41	750	859,718
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth.	5.750%		11/15/39	1,000	1,130,920
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare Corp. (Prerefunded 05/15/18)(b)	5.750%		05/15/38	1,500	1,699,500
Michigan St. Strategic Fund Rev., Var. Detroit Ed. Rmkt. Rfdg.	5.625%		07/01/20	1,000	1,172,520
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500%		12/01/20	1,900	2,035,489
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V (Prerefunded 09/01/18)(b)	8.250%		09/01/39	2,150	2,624,032
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W (Prerefunded 08/01/19)(b)	6.000%		08/01/39	1,000	1,188,130
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	5.000%		03/01/33	2,000	2,069,760
Summit Academy Rev., Rfdg., North Pub. Sch. Academy	5.500%		11/01/30	1,500	1,489,170
Summit Academy Rev., Rfdg., Pub. Sch. Academy	6.250%		11/01/25	2,060	2,065,850
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000%		12/01/28	1,500	1,640,625

					22,017,994

Minnesota — 0.6%
Hugo, MN Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000%		07/01/44	1,250	1,305,713
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Care Sys. Proj.	5.000%		11/15/44	1,000	1,054,240
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Proj. (Prerefunded 11/15/15)(b)	6.000%		11/15/35	1,000	1,016,470
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT	4.500%		10/01/37	1,000	961,520

					4,337,943

Mississippi — 0.2%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	6.500%		09/01/32	1,000	1,135,170

Missouri — 1.8%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000%		02/15/35	1,000	1,083,000
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%		11/01/39	1,500	1,582,335
Missouri St. Hlth. & Ed. Facs. Auth. Rev., BJC Hlth. Sys., Ser. A	4.000%		01/01/45	2,010	2,016,211
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000%		02/01/41	1,000	1,091,170
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000%		02/01/44	4,000	4,200,520

Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750%	12/01/42	2,100	2,136,309
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875%	09/01/43	1,000	1,115,210

				13,224,755

Nevada — 0.4%
Clark Cnty. Impt. Dist. Spl. Impvt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000%	08/01/23	1,595	1,596,356
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A	5.125%	12/15/45	1,000	984,790

				2,581,146

New Hampshire — 0.1%
New Hampshire Business Fin. Auth. Sld. Wste. Disp. Rev., Casella Wste. Sys., Inc., Rmkt., AMT (Mandatory put date 10/01/2019), 144A	4.000%	04/01/29	1,000	1,003,390

New Jersey — 9.7%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	5.625%	01/01/38	1,000	1,027,520
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT	5.750%	09/15/27	1,000	1,079,820
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., Rmkt., AMT	5.500%	06/01/33	2,000	2,201,480
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250%	09/15/29	5,000	5,428,750
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875%	09/15/19	3,395	3,552,290
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125%	09/15/23	5,000	5,444,750
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625%	11/15/30	2,050	2,283,393
New Jersey Econ. Dev. Auth. Rev., GMT Realty LLC, Ser. B, AMT, Rfdg.	6.875%	01/01/37	3,000	3,010,860
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	1,488,857
New Jersey Econ. Dev. Auth. Rev., Provident Grp., Rowan Pptys. LLC, Ser. A	5.000%	01/01/48	1,000	1,041,120
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000%	10/01/43	1,700	1,904,595
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000%	06/15/37	1,500	1,561,650
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125%	06/15/43	1,100	1,152,448
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp.	6.000%	07/01/41	500	591,455
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg.	5.625%	07/01/37	1,000	1,118,880
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Josephs Healthcare Sys.	6.625%	07/01/38	3,000	3,341,460
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750%	07/01/33	2,000	2,251,380
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry, Ser. B, Rfdg. (Prerefunded 06/01/19)(b)	7.500%	12/01/32	1,000	1,234,110
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converted to Fixed on 01/01/15)	5.150%	01/01/35	4,000	4,198,640
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. A	5.875%	12/15/38	2,000	2,213,500
Salem Cnty. Poll. Ctrl. Fing. Auth. Rev., Chambers Proj., Ser. A, AMT, Rfdg.	5.000%	12/01/23	2,000	2,181,540

South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000%		11/01/39	750	793,193
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.500%		06/01/23	6,825	6,827,798
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.625%		06/01/26	8,000	7,675,280
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.750%		06/01/34	3,000	2,228,790
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	5.000%		06/01/41	4,355	3,266,119

					69,099,678

New York — 3.5%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	6.375%		07/15/43	1,250	1,447,525
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000%		01/01/35	1,000	1,058,860
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, CABS	9.680	%(e)	06/01/47	5,000	246,450
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-2nd Sub., Ser. C, CABS	11.420	%(e)	06/01/50	4,000	83,560
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	6.000%		05/01/33	1,500	1,733,145
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.500%		08/01/16	600	622,752
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.750%		08/01/31	2,400	2,557,344
New York City Indl. Dev. Agcy. Rev., Spl. Fac., Terminal One Group Assn. Proj., AMT	5.500%		01/01/24	2,450	2,498,730
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750%		11/15/51	1,750	2,017,365
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000%		11/15/44	5,000	5,029,550
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	6.000%		07/01/40	1,000	1,143,530
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr.	5.000%		12/01/45	1,000	1,031,290
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012	5.000%		07/01/42	1,000	1,022,830
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%		12/01/20	500	568,185
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000%		12/01/42	2,500	2,909,825
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000%		06/01/26	865	879,117

					24,850,058

North Carolina — 0.6%
North Carolina Dept. of Trans. Rev., I-77 Hot Lanes Proj., AMT	5.000%		06/30/54	1,500	1,553,340
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C (Prerefunded 01/01/19)(b)	6.750%		01/01/24	1,000	1,189,680
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%		01/01/39	750	802,005
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000%		10/01/35	1,000	1,032,600

					4,577,625

North Dakota — 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Prerefunded 07/01/21)(b)	5.000%		07/01/35	750	888,998

Ohio — 3.6%
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.125%		06/01/24	6,450	5,349,823
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.375%		06/01/24	2,995	2,523,617

Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	6,500	5,356,520
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	6.500%	06/01/47	1,750	1,510,793
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000%	11/01/45	2,000	1,982,560
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,326,325
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	6.250%	12/01/34	600	701,166
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%	11/15/41	750	895,590
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%	11/15/37	875	1,076,329
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250%	08/01/41	1,200	1,277,340
Ohio Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation, Ser. C	5.625%	06/01/18	500	534,950
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000%	06/30/53	1,000	1,055,170
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. A, Rfdg. (Mandatory put date 06/01/16)	5.875%	06/01/33	500	516,855
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. B, Rfdg. (Mandatory put date 04/01/20)	3.625%	10/01/33	700	707,924
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Nuclear Generation, Ser. B, Rfdg. (Mandatory put date 06/03/19)	4.000%	12/01/33	250	258,625
Ohio St. Wtr. Dev. Auth. Rev., U.S. Steel Corp. Proj., Rfdg.	6.600%	05/01/29	300	340,056

				25,413,643

Oklahoma — 1.2%
Oklahoma Cnty. Fin. Auth. Rev., Epworth Villa Proj., Ser. A	5.125%	04/01/42	1,750	1,484,297
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%	02/15/42	1,500	1,622,265
Tulsa Cnty. OK Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A	7.125%	11/01/30	1,000	1,104,410
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Rfdg., AMT	5.000%	06/01/35	1,250	1,351,575
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Rfdg., Ser. A, AMT	5.500%	06/01/35	3,000	3,197,850

				8,760,397

Oregon — 0.3%
Multnomah Cnty. OR Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400%	10/01/44	1,000	1,087,290
Salem OR Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000%	05/15/42	1,000	1,097,250

				2,184,540

Pennsylvania — 6.9%
Beaver Cnty. Indl. Dev. Auth. Rev., Ser. 2005-A, Rmkt., Rfdg.	4.000%	01/01/35	1,000	1,012,070
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj. (Prerefunded 07/01/19)(b)	7.250%	07/01/39	1,000	1,230,790
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375%	12/01/41	2,700	3,039,066
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000%	10/01/44	1,000	1,038,300
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp.	6.125%	01/01/45	2,000	2,134,960
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250%	01/01/41	1,000	1,031,520

Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran, Rfdg. (Prerefunded 01/01/19)(b)	6.375%	01/01/39	900	1,057,761
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran, Rfdg., Unrefunded	6.375%	01/01/39	100	114,985
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000%	07/01/46	1,000	1,040,080
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	5.900%	07/01/40	1,000	1,010,720
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%	06/01/41	1,450	1,590,925
Lehigh Cnty. Gen. Hosp. Rev., Lehigh Valley Health Network	4.250%	07/01/45	1,000	996,610
Montgomery Cnty. Indl. Dev. Auth. Rev., Whitemarsh CCRC, Rfdg.	5.250%	01/01/40	1,000	1,001,060
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000%	07/01/45	2,000	1,976,580
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Luke’s Hosp. Proj., Ser. A	5.500%	08/15/35	1,000	1,095,250
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj., Ser. F, AMBAC, AMT, Rfdg.	4.625%	12/01/18	3,500	3,539,795
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj., Ser. G, AMT, Rfdg.	5.125%	12/01/15	300	301,908
Pennsylvania Econ. Dev. Fin. Auth., Swr. Sludge Disp. Rev., Philadelphia Biosolids Fac.	6.250%	01/01/32	750	831,112
Pennsylvania Econ. Dev. Fin. Auth., US Airways Grp., Ser. B, Gty. Agmt.	8.000%	05/01/29	490	580,150
Pennsylvania Econ. Dev. Fin. Auth. Rev., PA Bridges Finco. LP, AMT	5.000%	06/30/42	1,500	1,570,665
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A	7.250%	06/15/43	2,000	2,254,920
Philadelphia Auth. for Indl. Dev. Rev., Gtr. Philadelphia Hlth Action, Rfdg.	6.625%	06/01/50	3,000	2,957,490
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625%	12/15/41	2,000	2,243,640
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625%	12/15/41	1,000	1,097,970
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625%	07/01/42	5,660	5,928,454
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.000%	07/01/34	4,175	4,164,187
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.500%	07/01/30	500	511,275
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500%	07/01/26	750	779,243
Philadelphia, PA, GO, Ser. B, AGC (Prerefunded 07/15/16)(b)	7.125%	07/15/38	1,500	1,597,305
Susquehanna Area Regl. Arpt. Auth., Arpt. Sys. Rev., Ser. A, AMT	6.500%	01/01/38	1,500	1,602,270

				49,331,061

Puerto Rico — 2.0%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%	07/01/37	1,350	960,187
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%	07/01/47	1,125	791,719
Puerto Rico Comnwlth., Pub. Impt., Ser. A, GO, Rfdg.	5.500%	07/01/39	2,000	1,252,440
Puerto Rico Comnwlth., Ser. A, GO	8.000%	07/01/35	6,200	4,308,876
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A, Rfdg.	6.750%	07/01/36	2,000	1,157,560
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250%	07/01/40	2,000	1,157,460

Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. M, Rfdg.	6.000%		07/01/20	2,500	1,635,850
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. P, Rfdg.	6.750%		07/01/36	750	458,445
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS	11.000	%(e)	08/01/33	5,000	727,600
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	1,500	611,340
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750%		08/01/37	1,000	412,550
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	2,150	903,021
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	5.000%		08/01/43	750	300,038

					14,677,086

Rhode Island — 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	7.000%		05/15/39	2,000	2,269,020
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%		06/01/40	600	613,530

					2,882,550

South Carolina — 0.1%
South Carolina Jobs Econ. Dev. Auth. Rev., Furman Univ., Rfdg.	4.000%		10/01/38	1,000	1,008,750

South Dakota — 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A	5.000%		07/01/42	1,655	1,782,005

Tennessee — 1.8%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250%		01/01/45	2,000	2,172,380
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A	6.000%		07/01/38	1,000	1,125,450
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, NATL, ETM, Rfdg.(b)	6.750%		07/01/17	2,000	2,199,220
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, CABS	5.050	%(e)	01/01/35	1,000	379,870
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000%		07/01/37	850	887,825
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	9.500%		12/01/19	2,100	2,110,185
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%		12/01/42	1,100	1,112,925
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,122,340
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/25	1,500	1,690,860

					12,801,055

Texas — 11.3%
Austin Convention Enterprises, Inc. Convention Ctr. Rev., Second Tier, Ser. B, Rfdg., 144A	5.750%		01/01/24	3,405	3,513,449
Austin Convention Enterprises, Inc. Convention Ctr. Rev., Second Tier, Ser. B, Rfdg., 144A	5.750%		01/01/34	1,000	1,033,610
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(c)	5.400%		05/01/29	2,000	115,000
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.(c)	8.250%		10/01/30	3,000	180,000

Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(c)	5.400%		10/01/29	1,000	57,500
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	6.125%		04/01/45	2,000	2,305,000
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	5.750%		01/01/25	1,000	1,122,570
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000%		01/01/41	2,000	2,289,780
Central Tex. Turnpike Sys. Transn. Rev., Ser. C, Rdfg.	5.000%		08/15/42	1,000	1,069,730
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000%		08/15/42	1,000	1,053,340
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750%		08/15/41	1,000	1,115,740
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%		08/15/43	1,000	1,183,840
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A	9.000%		02/15/38	2,000	2,138,300
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	4.500%		12/01/44	1,500	1,424,955
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	6.125%		12/01/40	3,000	3,431,700
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250%		09/01/44	1,370	1,430,485
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,150,580
Gregg Cnty. Hlth. Facs. Dev. Corp. Rev., Good Shepherd Hlth. Sys., Rfdg.	4.032	%(f)	10/01/29	600	608,850
Harris Cnty. Cultural Edu. Facs. Fin. Corp., Houston Methodist Hosp. Oblig.	4.000%		12/01/45	1,500	1,474,035
Houston Arpt. Sys. Rev., Ser. B-1, AMT	5.000%		07/15/35	2,000	2,067,160
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625%		07/15/38	1,500	1,732,125
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/32	1,000	1,088,850
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/25	250	280,593
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., (Prerefunded 05/15/21)(b)	6.500%		05/15/31	535	678,268
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000%		02/15/42	1,250	1,314,662
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	6.500%		05/15/31	465	554,140
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A (Prerefunded 08/15/19)(b)	6.375%		08/15/44	1,000	1,197,860
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Prerefunded 08/15/19)(b)	7.500%		08/15/41	2,000	2,483,920
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Rfdg., Ser. B-1, Rfdg.	4.000%		06/01/30	1,000	1,014,760
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Rfdg., Ser. B-2, Rfdg.	4.000%		06/01/30	1,800	1,826,568
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt.	6.300%		11/01/29	1,000	1,135,270
New Hope Cultural Ed. Fac. Corp. Rev., CHF Collegiate Housing, College Station I LLC, Texas A&M Univ. Proj., AGM	5.000%		04/01/46	250	266,048
New Hope Cultural Ed. Fac. Corp. Rev., CHF Collegiate Housing, Tarleton St. Proj.	5.000%		04/01/47	1,000	1,024,590
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250%		01/01/39	1,500	1,709,490
North Tex. Twy. Auth. Rev., First Tier, Ser. A, Rfdg.	5.750%		01/01/40	3,500	3,825,465
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000%		01/01/38	2,000	2,330,460
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg. (Prerefunded 01/01/18)(b)	5.750%		01/01/38	2,500	2,789,200
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	4.000%		01/01/38	2,000	1,979,480
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	6.500%		08/15/39	1,000	1,127,720
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(c)	6.150%		08/01/22	1,000	57,500

San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.700%		08/15/40	1,000	1,165,720
Tarrant Cnty. Cultural Ed. Fac. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj.	3.875%		11/15/20	500	500,105
Tarrant Cnty. Cultural Ed. Fac. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj.	5.500%		11/15/45	1,900	1,904,275
Tarrant Cnty. Cultural Ed. Fac. Fin. Corp. Rev., Trinity Terrace Proj., Rfdg.	5.000%		10/01/44	1,000	1,044,800
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. A	5.250%		12/15/26	4,100	4,759,854
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. B	0.892	%(f)	12/15/26	1,500	1,378,950
Texas Mun. Pwr. Agcy. Rev., NATL, ETM, CABS, Rfdg.(b)	0.150	%(e)	09/01/15	50	49,994
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, LBJ Infrastructure	7.000%		06/30/40	4,670	5,566,126
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners	6.875%		12/31/39	2,000	2,343,580
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750%		06/30/43	500	606,075
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000%		12/31/38	1,500	1,862,250
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Prerefunded 02/15/20)(b)	6.200%		02/15/40	1,000	1,211,920

					80,576,242

Vermont — 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	5.400%		05/01/33	1,100	1,146,860

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	6.750%		10/01/37	750	844,163

Virginia — 2.4%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	4.590	%(e)	07/15/40	1,000	705,740
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	6.875%		03/01/36	1,250	1,422,487
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., AMT(d)	8.000%		09/01/26	4,265	4,264,403
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250%		01/01/32	2,055	2,232,737
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500%		01/01/42	3,000	3,244,980
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000%		01/01/40	4,780	4,981,764

					16,852,111

Washington — 2.0%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%		04/01/30	1,000	1,040,280
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.375%		12/01/22	1,190	1,202,626
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750%		12/01/35	625	694,769
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A	5.000%		12/01/37	3,000	3,122,130
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250%		06/01/32	1,160	1,288,180
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Prerefunded 12/01/21)(b)	5.000%		12/01/42	1,000	1,192,950

Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	5.500%	07/01/30	1,115	1,255,635
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000%	07/01/38	1,100	1,188,638
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp. (Prerefunded 10/01/19)(b)	5.625%	10/01/38	1,250	1,472,162
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, 144A	7.375%	01/01/44	2,000	2,201,020

				14,658,390

Wisconsin — 0.7%
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.000%	07/01/42	1,500	1,551,300
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.250%	07/01/28	1,000	1,084,900
Pub. Fin. Auth. Chrt. Sch. Rev., Voyager Fndtn., Inc. Proj., Ser. A	6.200%	10/01/42	1,000	1,070,830
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Eastcastle Place, Inc. Proj.	6.125%	12/01/34	1,000	997,200

				4,704,230

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	569,585

TOTAL INVESTMENTS — 99.8% (cost $681,462,087)(g)				712,875,675
Other assets in excess of liabilities — 0.2%				1,235,665

NET ASSETS — 100.0%				$714,111,340

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
CCRC	Continuing Care Retirement Communities
CDD	Community Development District
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guarantee Corp.

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents a zero coupon or step bond. Rate quoted represents effective yield at July 31, 2015.
(f)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2015.

(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$677,891,951

Appreciation	54,965,061
Depreciation	(19,981,337)

Net Unrealized Appreciation	$34,983,724

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$712,436,225	$439,450

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date September 17, 2015

*	Print the name and title of each signing officer under his or her signature.